Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (10,016)	$ (1,370)
Accretion (notes 18, 22)	104	106
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	12,920	5,496
Inventory write-down to net realizable value (note 6)	7	15
Exploration and evaluation expenses (note 8)	594	355
Deferred income taxes (note 13)	(3,190)	(974)
Foreign exchange	(3)	(26)
Stock-based compensation (notes 20, 21)	16	(2)
Gain on sale of assets	(25)	(8)
Unrealized mark to market loss (note 25)	10	44
Share of equity investment income (note 12)	(7)	(59)
Income from reimbursements under insurance policies	(19)	(207)
Other	67	12
Settlement of asset retirement obligations (note 18)	(39)	(276)
Deferred revenue (notes 17, 19)	(115)	(42)
Distribution from joint ventures (note 12)	190	187
Change in non-cash working capital (note 24)	347	(280)
Cash flow – operating activities	841	2,971
Financing activities
Long-term debt issuance (repayment) (note 17)	1,200	(389)
Proceeds from current borrowings	(510)	350
Debt issue costs (note 17)	(7)	(9)
Payments of finance lease liabilities, classified as financing activities	(111)	(233)
Other	2	(1)
Change in non-cash working capital (note 24)	11	3
Cash flow – financing activities	274	(817)
Investing activities
Capital expenditures	(1,587)	(3,432)
Capitalized interest (note 22)	(60)	(177)
Proceeds from asset sales (note 9)	30	277
Investment in joint ventures (note 12)	(91)	(40)
Other	2	2
Change in non-cash working capital (note 24)	(423)	173
Cash flow – investing activities	(2,129)	(3,197)
Decrease in cash and cash equivalents	(1,014)	(1,043)
Effect of exchange rates on cash and cash equivalents	(26)	(48)
Cash and cash equivalents at beginning of year	1,775	2,866
Cash and cash equivalents at end of year	735	1,775
Net interest paid	(302)	(330)
Net Income taxes paid	(135)	(41)
Ordinary shares [member]
Financing activities
Dividends paid, classified as financing activities	(276)	(503)
Preference shares [member]
Financing activities
Dividends paid, classified as financing activities	$ (35)	$ (35)